Schedule of Other Payable and Accrued Expenses (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 1	$ 1,889,818
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 2	3,174,701
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 3	0
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 4	1,548,202
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 5	1,202,185
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 6	854,801
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 7	433,000
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 8	0
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 9	392,771
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 10	0
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 11	249,895
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 12	681,352
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 13	402,629
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 14	693,901
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 15	4,570,298
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 16	$ 6,952,957